Note 15 - Common Stock Warrants outstanding (Details) (Common Stock Warrants, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock Warrants
Range of Exercise Prices, minimum	$ 0.15
Range of Exercise Prices, maximum	$ 1.00
Options Outstanding, Ending	4,794,565	6,552,345	5,972,780
Weighted Average Remaining Contractual Life	8 months 5 days
Weighted Average Exercise Price, Ending	$ 0.33	$ 0.31	$ 0.29
Options Exercisable, Ending	4,794,565
Weighted Average Exercise Price, Options Exercisable	$ 0.33